NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Cash	$ 387	$ 519
A B T I Pharma [Member]
Cash		$ 519	$ 2